Summary of Significant Accounting Policies - Number of Anti-dilutive Shares Excluded From The Calculation Of Diluted Net Loss Per Class A Common Share (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of anti-dilutive shares excluded from the calculation of diluted net loss per Class A common share	25,432,749	25,432,749
Legacy Oklo options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of anti-dilutive shares excluded from the calculation of diluted net loss per Class A common share	10,432,749	10,432,749
Earnout Shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of anti-dilutive shares excluded from the calculation of diluted net loss per Class A common share	15,000,000	15,000,000